Strategic Income Opportunities Fund Expense Example - Class A C I R2 R6 [Member] - Strategic Income Opportunities Fund	Jun. 26, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 504
Expense Example, with Redemption, 3 Years	734
Expense Example, with Redemption, 5 Years	982
Expense Example, with Redemption, 10 Years	1,693
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	179
Expense Example, with Redemption, 3 Years	565
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	1,939
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	254
Expense Example, with Redemption, 5 Years	445
Expense Example, with Redemption, 10 Years	997
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	376
Expense Example, with Redemption, 5 Years	655
Expense Example, with Redemption, 10 Years	1,450
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	385
Expense Example, with Redemption, 10 Years	$ 866